INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - net carrying amount (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Property, plant and equipment
Property, plant and equipment	$ 41,586,032	$ 43,834,548
Office equipment
Property, plant and equipment
Property, plant and equipment	195,440	213,437
Vehicles
Property, plant and equipment
Property, plant and equipment	1,239,458	1,785,701
Computer equipment and software
Property, plant and equipment
Property, plant and equipment	71,085	123,472
Fixture and fittings
Property, plant and equipment
Property, plant and equipment	4,050,264	4,737,396
Machinery and equipment
Property, plant and equipment
Property, plant and equipment	5,672,741	6,336,691
Land and buildings
Property, plant and equipment
Property, plant and equipment	29,473,512	29,969,237
Buildings in progress
Property, plant and equipment
Property, plant and equipment	$ 883,532	$ 668,614